Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Schedule of Oil and Natural Gas Properties

Oil and natural gas properties consisted of the following at the dates indicated:

	December 31,
	2015	2014
	(In thousands)
Proved oil and natural gas properties	$1,740,530	$1,269,605
Support equipment and facilities	4,719	—
Unproved oil and natural gas properties	414,759	47,497
Total oil and natural gas properties	$2,160,008	$1,317,102

Individual Customers Each Accounted for 10% or More of Total Reported Revenues

The following individual customers each accounted for 10% or more of total reported revenues for the period indicated:

	Years Ending December 31,
	2015	2014	2013
Energy Transfer Equity, L.P. and subsidiaries	56%	85%	86%
Plains Marketing, L.P.	11%	n/a	n/a

Schedule of Accrued Liabilities

Current accrued liabilities consisted of the following at the dates indicated (in thousands):

	December 31,	December 31,
	2015	2014
Accrued capital expenditures	$40,197	$44,308
Accrued interest payable	17,657	124
Other accrued liabilities	11,022	6,804
	$68,876	$51,236

Schedule of Supplemental Cash Flow

Supplemental cash flow for continuing operations for the periods presented (in thousands):

	For the Year Ended December 31,
	2015	2014	2013
Supplemental cash flows:
Cash paid for interest, net of capitalized interest	$18,815	$67,023	$18,541
Cash paid for taxes	8,160	687	—
Noncash investing and financing activities:
Increase (decrease) in capital expenditures in payables and accrued liabilities	(4,111)	18,012	22,238
(Increase) decrease in accounts receivable related to acquisitions and divestitures	852	(852)	—
Assumptions of asset retirement obligations related to properties acquired or drilled	1,348	786	2,111
Repurchase of equity under repurchase program	—	2,053	—